UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 4765

Dreyfus New York AMT-Free Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	11/30
Date of reporting period:	2/28/10

FORM N-Q

Item 1.	Schedule of Investments.

SSL-DOCS2 70180139v2

STATEMENT OF INVESTMENTS
Dreyfus New York AMT-Free Municipal Bond Fund
February 28, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--96.2%	Rate (%)	Date	Amount ($)	Value ($)
New York--88.8%
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.25	11/15/27	4,500,000	4,403,160
Albany Industrial Development
Agency, Civic Facility Revenue
(Saint Peter's Hospital of the
City of Albany Project)	5.25	11/15/32	1,000,000	945,410
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Bard College
Civic Facility)	5.00	8/1/20	1,000,000 a	1,026,800
Dutchess County Industrial
Development Agency, Civic
Facility Revenue (Bard College
Civic Facility)	5.00	8/1/22	775,000 a	788,439
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic
Facility)	5.00	10/1/30	3,565,000 a	3,643,323
Hempstead Industrial Development
Agency, Civic Facility Revenue
(Adelphi University Civic
Facility)	5.00	10/1/35	1,500,000 a	1,513,770
Hempstead Local Development
Corporation, Revenue (Molloy
College Project)	5.70	7/1/29	4,865,000 a	4,967,068
Huntington Housing Authority,
Senior Housing Facility
Revenue (Gurwin Jewish Senior
Residences Project)	6.00	5/1/29	2,740,000	2,348,427
Long Island Power Authority,

Electric System General Revenue	6.00	5/1/33	3,000,000	3,388,140
Long Island Power Authority,
Electric System General
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/19	2,375,000	2,559,442
Metropolitan Transportation
Authority, Transit Facilities
Revenue (Insured; Assured
Guaranty Municipal Corp.)
(Prerefunded)	5.13	1/1/12	1,225,000 b	1,328,439
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/25	1,000,000	1,057,620
Metropolitan Transportation
Authority, Transportation
Revenue	6.50	11/15/28	1,000,000	1,149,850
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/31	3,000,000	3,071,970
Metropolitan Transportation
Authority, Transportation
Revenue (Insured; AMBAC)	5.50	11/15/18	7,745,000	8,441,121
New York City,
GO	5.38	12/1/20	265,000	273,472
New York City,
GO	5.00	8/1/21	2,000,000	2,147,040
New York City,
GO	5.00	8/1/22	1,200,000	1,284,432
New York City,
GO	5.50	6/1/23	150,000	157,890
New York City,
GO	5.25	8/15/24	5,420,000	5,790,728
New York City,
GO (Prerefunded)	5.38	12/1/11	850,000 b	923,176
New York City Housing Development
Corporation, Capital Fund
Program Revenue (New York City
Housing Authority Program)
(Insured; National Public

Finance Guarantee Corp.)	5.00	7/1/25	3,465,000	3,616,594
New York City Industrial
Development Agency, Civic
Facility Revenue (Vaughn
College of Aeronautics and
Technology Project)	5.25	12/1/36	2,000,000	1,505,520
New York City Industrial
Development Agency, Civic
Facility Revenue (YMCA of
Greater New York Project)	5.00	8/1/36	7,500,000	7,080,000
New York City Industrial
Development Agency, PILOT
Revenue (Yankee Stadium
Project) (Insured; Assured
Guaranty Municipal Corp.)	7.00	3/1/49	5,000,000	5,764,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Revenue	5.00	6/15/22	3,000,000	3,268,590
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.25	6/15/40	2,975,000	3,166,144
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue	5.50	6/15/40	2,500,000	2,752,025
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/25	2,000,000	2,127,300
New York City Transitional Finance
Authority, Building Aid
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/15/36	4,000,000	4,095,680
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/22	4,000,000	4,347,040
New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/25	3,565,000	3,804,425

New York City Transitional Finance
Authority, Future Tax Secured
Revenue	5.00	11/1/28	2,695,000	2,837,592
New York City Transitional Finance
Authority, Future Tax Secured
Revenue (Prerefunded)	6.00	5/15/10	450,000 b	460,296
New York State Dormitory
Authority, Catholic Health
Services of Long Island
Obligated Group Revenue (Saint
Francis Hospital Project)	5.00	7/1/21	5,000,000	5,026,800
New York State Dormitory
Authority, Consolidated Second
General Resolution Revenue
(City University System)
(Insured; National Public
Finance Guarantee Corp.)	5.75	7/1/16	3,000,000 a	3,048,570
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue
(Hospital for Special Surgery)	6.00	8/15/38	3,470,000	3,740,001
New York State Dormitory
Authority, FHA-Insured
Mortgage Hospital Revenue (The
New York and Presbyterian
Hospital) (Insured; Assured
Guaranty Municipal Corp.)	5.25	8/15/27	2,505,000	2,610,110
New York State Dormitory
Authority, Health Center
Revenue (Guaranteed; SONYMA)	5.00	11/15/19	1,000,000	1,019,920
New York State Dormitory
Authority, Insured Revenue
(Manhattan College) (Insured;
Radian)	5.50	7/1/16	2,975,000 a	3,064,577
New York State Dormitory
Authority, Insured Revenue
(New York University)
(Insured; AMBAC)	5.00	7/1/32	3,345,000 a	3,484,553
New York State Dormitory
Authority, Mortgage Hospital
Revenue (The Long Island

College Hospital) (Insured;
FHA)	6.00	8/15/15	2,950,000	3,208,184
New York State Dormitory
Authority, Revenue
(Consolidated City University
System)	5.63	7/1/16	6,500,000 a	7,385,430
New York State Dormitory
Authority, Revenue
(Consolidated City University
System)	5.75	7/1/18	2,500,000 a	2,908,325
New York State Dormitory
Authority, Revenue
(Consolidated City University
System) (Insured; Assured
Guaranty Municipal Corp.)	5.75	7/1/18	2,290,000 a	2,664,026
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/24	4,500,000 a	4,914,450
New York State Dormitory
Authority, Revenue (Cornell
University)	5.00	7/1/35	4,500,000 a	4,702,320
New York State Dormitory
Authority, Revenue (Fordham
University) (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/33	2,000,000 a	2,061,100
New York State Dormitory
Authority, Revenue (Mental
Health Services Facilities
Improvement)	5.00	2/15/28	1,725,000	1,769,867
New York State Dormitory
Authority, Revenue (Miriam
Osborne Memorial Home)
(Insured; ACA)	6.88	7/1/19	2,475,000	2,534,598
New York State Dormitory
Authority, Revenue (Mount
Sinai New York University
Health Obligated Group)	5.50	7/1/26	4,000,000	4,002,520
New York State Dormitory
Authority, Revenue (Mount
Sinai New York University
Health Obligated Group)	5.50	7/1/26	500,000	500,315

New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.50	7/1/25	2,320,000 a	2,448,157
New York State Dormitory
Authority, Revenue (New York
Methodist Hospital)	5.25	7/1/33	2,000,000	1,826,740
New York State Dormitory
Authority, Revenue (New York
State Department of Health)	5.00	7/1/15	3,885,000	4,319,188
New York State Dormitory
Authority, Revenue (New York
State Department of Health)
(Insured; CIFG)	5.00	7/1/25	5,500,000 a	5,676,550
New York State Dormitory
Authority, Revenue (New York
University)	5.00	7/1/34	2,000,000 a	2,083,260
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.25	7/1/24	2,000,000	1,991,880
New York State Dormitory
Authority, Revenue (New York
University Hospitals Center)	5.00	7/1/26	2,500,000	2,394,750
New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group)	5.00	5/1/25	5,515,000	5,568,606
New York State Dormitory
Authority, Revenue (North
Shore - Long Island Jewish
Obligated Group)	5.50	5/1/37	2,000,000 a	2,030,060
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.13	12/1/29	1,500,000	1,423,365
New York State Dormitory
Authority, Revenue (Orange
Regional Medical Center
Obligated Group)	6.25	12/1/37	1,500,000	1,359,495
New York State Dormitory

Authority, Revenue (Rochester
Institute of Technology)	6.00	7/1/33	5,250,000 a	5,781,090
New York State Dormitory
Authority, Revenue (Siena
College)	5.00	7/1/31	1,015,000	1,031,616
New York State Dormitory
Authority, Revenue (State
University Educational
Facilities)	5.88	5/15/17	4,060,000 a	4,795,956
New York State Dormitory
Authority, Revenue (Teachers
College)	5.00	3/1/24	2,500,000 a	2,670,050
New York State Dormitory
Authority, Revenue (Teachers
College)	5.38	3/1/29	2,000,000 a	2,120,880
New York State Dormitory
Authority, Revenue (The
Bronx-Lebanon Hospital Center)
(LOC; TD Bank)	6.50	8/15/30	4,000,000	4,420,200
New York State Dormitory
Authority, Revenue (The
Rockefeller University)	5.00	7/1/40	4,000,000 a	4,205,560
New York State Dormitory
Authority, Revenue (University
of Rochester)	5.00	7/1/34	6,870,000 a	6,984,866
New York State Dormitory
Authority, South Nassau
Communities HR (Winthrop South
Nassau University Health
System Obligated Group)	5.50	7/1/23	3,475,000	3,525,561
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose)	5.25	2/15/22	2,500,000	2,864,925
New York State Energy Research and
Development Authority, Gas
Facilities Revenue (The
Brooklyn Union Gas Company
Project)	6.37	4/1/20	5,000,000	5,102,950
New York State Environmental

Facilities Corporation, State
Clean Water and Drinking Water
Revolving Funds Revenue (New
York City Municipal Water
Finance Authority Projects -
Second Resolution Bonds)	5.00	6/15/29	2,470,000	2,674,565
New York State Housing Finance
Agency, State Personal Income
Tax Revenue (Economic
Development and Housing)	5.00	3/15/34	3,575,000	3,706,846
New York State Mortgage Agency,
Education Loan Revenue (New
York Higher Education Loan
Program)	5.25	11/1/20	3,105,000 a	3,345,824
New York State Thruway Authority,
General Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/27	5,000,000	5,278,500
New York State Thruway Authority,
Highway and Bridge Trust Fund
Bonds (Insured; FGIC)
(Prerefunded)	5.50	4/1/11	1,225,000 b	1,307,712
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/25	5,000,000	5,369,350
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/26	2,500,000	2,691,575
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/27	2,000,000	2,119,080
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/19	7,500,000	8,228,100
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds
(Insured; AMBAC)	5.00	4/1/22	5,000,000	5,407,000
New York State Thruway Authority,
State Personal Income Tax

Revenue (Transportation)	5.25	3/15/27	3,000,000	3,281,160
New York State Urban Development
Corporation, Correctional
Facilities Revenue	5.50	1/1/14	3,000,000	3,220,560
New York State Urban Development
Corporation, Correctional
Facilities Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	1/1/14	3,000,000	3,210,600
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (Economic
Development and Housing)
(Insured; AMBAC)	5.00	12/15/23	2,000,000	2,184,860
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Insured; FGIC) (Prerefunded)	5.50	3/15/13	2,450,000 b	2,793,392
New York State Urban Development
Corporation, State Personal
Income Tax Revenue (State
Facilities and Equipment)
(Insured; FGIC) (Prerefunded)	5.50	3/15/13	3,000,000 b	3,420,480
Niagara County Industrial
Development Agency, Solid
Waste Disposal Facility
Revenue (American Ref-Fuel
Company of Niagara, LP
Facility)	5.55	11/15/15	3,470,000	3,510,981
North Country Development
Authority, Solid Waste
Management System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	5/15/15	1,985,000	2,198,665
Orange County Industrial
Development Agency, Life Care
Community Revenue (Glenn
Arden, Inc. Project)	5.63	1/1/18	1,685,000	1,487,063
Port Authority of New York and New
Jersey (Consolidated Bonds,

142nd Series)	5.00	7/15/23	2,000,000	2,171,440
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/31	2,000,000 a	2,029,220
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Emma Willard
School Project)	5.00	1/1/36	2,000,000 a	2,009,940
Rensselaer County Industrial
Development Agency, Civic
Facility Revenue (Rensselaer
Polytechnic Institute Project)	5.00	3/1/36	2,000,000 a	2,047,940
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/25	2,260,000 a	2,397,182
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/26	1,380,000 a	1,458,991
Schenectady Industrial Development
Agency, Civic Facility Revenue
(Union College Project)	5.00	7/1/31	3,335,000 a	3,467,033
Suffolk Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	6.00	6/1/48	5,000,000	4,518,950
Tobacco Settlement Financing
Corporation of New York,
Asset-Backed Revenue Bonds
(State Contingency Contract
Secured)	5.50	6/1/21	6,930,000	7,439,909
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue	6.00	1/1/12	1,120,000	1,197,325
Triborough Bridge and Tunnel
Authority, General Purpose
Revenue (Prerefunded)	5.50	1/1/22	2,000,000 b	2,523,880
Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/27	1,640,000	1,775,956

Triborough Bridge and Tunnel
Authority, General Revenue
(MTA Bridges and Tunnels)	5.00	11/15/33	3,000,000	3,126,780
Triborough Bridge and Tunnel
Authority, Subordinate Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/32	5,000,000	5,084,750
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.00	6/1/26	2,000,000	1,842,700
Westchester Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds	5.13	6/1/45	1,200,000	971,244
U.S. Related--7.4%
Children's Trust Fund of Puerto
Rico, Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.00	7/1/10	4,695,000 b	4,789,557
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue	6.00	7/1/38	4,000,000	4,073,160
Puerto Rico Aqueduct and Sewer
Authority, Senior Lien Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	7/1/28	2,000,000	2,056,220
Puerto Rico Commonwealth,
Public Improvement GO	5.25	7/1/14	1,000,000	1,055,420
Puerto Rico Commonwealth,
Public Improvement GO	6.00	7/1/39	1,500,000	1,544,175
Puerto Rico Commonwealth,
Public Improvement GO
(Prerefunded)	5.25	7/1/16	3,045,000 b	3,633,081
Puerto Rico Electric Power
Authority, Power Revenue	5.50	7/1/38	3,000,000	3,037,800
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue	5.00	7/1/46	2,500,000	2,218,375
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue

(First Subordinate Series)	5.38	8/1/39	2,500,000	2,502,750
Puerto Rico Sales Tax Financing
Corporation, Sales Tax Revenue
(First Subordinate Series)	6.00	8/1/42	3,000,000	3,149,610
Total Long-Term Municipal Investments
(cost $354,523,067)				366,865,995
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.3%	Rate (%)	Date	Amount ($)	Value ($)
New York;
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.14	3/1/10	5,000,000 c	5,000,000
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.14	3/1/10	100,000 c	100,000
Total Short-Term Municipal Investments
(cost $5,100,000)				5,100,000
Total Investments (cost $359,623,067)			97.5%	371,965,995
Cash and Receivables (Net)			2.5%	9,626,950
Net Assets			100.0%	381,592,945

a	At February 28, 2010, the fund had $101,725,310 or 26.7% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
b

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

c	Variable rate demand note - rate shown is the interest rate in effect at February 28, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At February 28, 2010, the aggregate cost of investment securities for income tax purposes was $359,623,067. Net unrealized appreciation on investments was $12,342,928 of which $15,389,667 related to appreciated investment securities and $3,046,739 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company

AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes	RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue	TAN	Tax Anticipation Notes

TAW	Tax Anticipation Warrants	TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2010 in valuing the fund's investments:

	Level 1 -		Level 3 -
	Unadjusted	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Municipal Bonds	-	371,965,995	-	371,965,995

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Options and financial futures on municipal and U.S.Treasury securities are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended February 28, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus New York AMT-Free Municipal Bond Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	April 22, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	April 22, 2010

EXHIBIT INDEX

                            (a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)